Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000186128 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000186128 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000186128 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000186128 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186128 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186128 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186128 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186128 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186128 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186128 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186128 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000186128 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000186128 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000186128 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000186128 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247283 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000247283 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247283 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247283 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247283 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247283 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247283 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247283 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247283 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247283 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247283 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000247283 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000247283 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000247283 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000247283 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%